UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03904

The Value Line Tax Exempt Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: February 28, 2009

Date of reporting period: November 30, 2008

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 11/30/08 is included with this Form.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)	November 30, 2008

Principal Amount		Rating (unaudited)		Value

LONG-TERM MUNICIPAL SECURITIES (95.0%)

	ARIZONA (0%)
$5,000	McAllister Academic Village Arizona, Revenue Bonds, Refunding, Arizona State University Hassayampa, AGC-ICC Insured, 5.25%, 7/1/33	Aa2		$4,450

	ARKANSAS (1.2%)
	Arkansas State Development Financing Authority, Economic Development Revenue Bonds, Ser. B, ADFA/ADED Guaranteed:
300,000	4.25%, 3/1/15	A	*	284,043
500,000	4.30%, 3/1/16	A	*	464,820
300,000	4.35%, 3/1/17	A	*	272,853
				1,021,716

	CALIFORNIA (15.3%)
2,305,000	Alameda County California Joint Powers Authority Lease Revenue, Revenue Bonds, FSA Insured, 5.00%, 12/1/22	Aa3		2,262,219
1,450,000	California Housing Finance Agency Revenue, Revenue Bonds, AMT, Home Mortgage, Ser. E, 4.70%, 8/1/24	Aa2		1,157,622
2,000,000	California State Economic Recovery, General Obligation Unlimited, Ser. A, MBIA Insured, 5.00%, 7/1/15	Aa3		2,121,880
795,000	Folsom Cordova California Unified School District, School Facilities Improvement District No. 3, General Obligation Unlimited, Capital Appreciation, Election of 2007, Ser. A, MBIA Insured, 0.00%, 10/1/21 (1)	A3		363,530
490,000	Lodi Unified School District, School Facilities Improvement District No. 1, General Obligation Unlimited, Election of 2006, FSA Insured, 5.00%, 8/1/28	Aa3		462,986
	Los Angeles California Water and Power Revenue, Power System Revenue Bonds:
2,000,000	Ser. A-1, 5.25%, 7/1/38	Aa3		1,866,520
1,000,000	Ser. A-2, 5.25%, 7/1/32	Aa3		949,410
1,605,000	San Francisco California Bay Area Rapid Transit District, Sales Tax Revenue, Revenue Bonds, Ser. A, MBIA Insured, 5.00%, 7/1/34	Aa3		1,450,599
1,905,000	Santa Clara County California Financing Authority Lease Revenue, Multiple Facilities Projects, Revenue Bonds, Ser. K, AMBAC Insured, 5.00%, 5/15/25	Aa3		1,812,570
				12,447,336

	CONNECTICUT (1.3%)
1,000,000	Connecticut State, General Obligation Unlimited, Ser. C, 4.50%, 11/1/12	Aa3		1,062,370

	FLORIDA (6.4%)
945,000	Cape Coral Florida Utility Improvement Assessment, Southwest 4 Area, MBIA Insured, 4.50%, 7/1/18	Baa1		895,491
595,000	Hillsborough County School Board Certificates of Participation, Master Lease Program, MBIA Insured, 5.00%, 7/1/22	Aa3		581,214
	Miami-Dade County Florida, Water and Sewer Revenue, Revenue Bonds, Refunding, Ser. C, BHAC Insured:
1,500,000	5.50%, 10/1/21	Aaa		1,532,475
1,750,000	5.00%, 10/1/24	Aaa		1,651,073
565,000	Polk County Florida Public Facilities, Revenue Bonds, MBIA Insured, 5.00%, 12/1/21	A2		533,772
				5,194,025

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)	Value

	ILLINOIS (10.7%)
$270,000	Chicago Illinois O'Hare International Airport Revenue, Second Lien Passenger Facility, Ser. A, Revenue Bonds, AMBAC Insured, 5.38%, 1/1/32	A1	$206,728
2,965,000	Chicago Illinois Transit Authority, Federal Transit Administration Section 5309, Revenue Bonds, Ser. A, 5.00%, 6/1/22	Aa2	2,828,225
1,800,000	Cook County General Obligation Unlimited, Ser. A, MBIA Insured, 6.25%, 11/15/13	Aa2	2,035,818
3,780,000	Northern Illinois Municipal Power Agency, Power Project Revenue, Revenue Bonds, Prairie State Project, Ser. A, MBIA Insured, 5.00%, 1/1/20	A2	3,667,129
			8,737,900

	INDIANA (5.3%)
1,605,000	Columbus Indiana Renovation School Building Corporation First Mortgage, Revenue Bonds, MBIA Insured, 5.00%, 7/15/21	Baa1	1,609,221
	Franklin Township Indiana School Building Corporation, Marion County First Mortgage, Revenue Bonds, MBIA Insured:
410,000	5.00%, 7/15/22	Baa1	395,445
2,440,000	5.00%, 7/15/23	Baa1	2,332,469
			4,337,135

	MASSACHUSETTS (1.9%)
1,900,000	Massachusetts State Housing Finance Agency, Housing Revenue Bonds, AMT, Single Family, Ser. 120, 4.90%, 12/1/25	Aa2	1,540,995

	MICHIGAN (6.3%)
3,700,000	Detroit Michigan Sewage Disposal Revenue Bonds, Refunding, Senior Lien, Ser. A, AGC-ICC MBIA Insured, 5.25%, 7/1/22	Aa2	3,709,953
95,000	State Building Authority, State Police Commission System, Revenue Bonds, MBIA Insured, 4.65%, 10/1/19	A2	87,660
1,545,000	Wayne Charter County Michigan Airport Revenue Bonds, AMT, MBIA Insured, 5.00%, 12/1/19	A2	1,327,387
			5,125,000

	MISSOURI (1.2%)
1,000,000	Metropolitan St. Louis Missouri Sewer District, Wastewater System Revenue, Revenue Bonds, Ser. A, 5.30%, 5/1/35	Aa2	952,220

	NEVADA (1.6%)
1,500,000	Clark County Nevada Improvement District, Special Location Improvement District No. 112, 5.00%, 8/1/34	Aa1	1,312,815

	NEW JERSEY (4.1%)
	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds, Ser. A:
6,000,000	Capital Appreciation, 0.00%, 12/15/35 (1)	A1	965,400
2,500,000	5.75%, 12/15/31	A1	2,422,400
			3,387,800

	NEW YORK (20.3%)
2,500,000	Metropolitan Transportation Authority New York Dedicated Tax Fund, Revenue Bonds, Ser. A, FSA Insured, 5.25%, 11/15/24	Aa3	2,483,925
2,620,000	New York New York, General Obligation Unlimited, Subser. F-1, 5.00%, 9/1/16	Aa3	2,721,263
	New York State Dormitory Authority, Revenue Bonds:

The Value Line Tax Exempt Fund, Inc.

November 30, 2008

Principal Amount		Rating (unaudited)		Value

$1,180,000	Secondary Issues, Mental Health Services Facilities, FSA-CR FGIC Insured, 5.00%, 8/15/17	Aa3		$1,224,356
3,000,000	State Personal Income Tax Revenue, Refunding, Education, Ser. C, 5.25%, 3/15/32	AAA	*	2,886,660
2,975,000	State University Educational Facilities, Ser. A, FSA-CR Insured, 5.25%, 5/15/15	Aa3		3,173,909
1,525,000	University of Rochester, Ser. A-2, MBIA-IBC Insured, 4.65%, 7/1/39	A2		1,133,487
	New York State Urban Development Corporation, Revenue Bonds, Refunding, Ser. D:
1,000,000	5.25%, 1/1/20	AA	-*	1,005,400
2,000,000	5.63%, 1/1/28	AA	-*	1,948,540
				16,577,540

	NORTH DAKOTA (3.9%)
3,750,000	Grand Forks North Dakota Health Care Systems Revenue Bonds, MBIA Insured, 5.63%, 8/15/27	Baa1		3,157,725

	OHIO (0.1%)
45,000	Housing and Community Service Department, Single-Family Revenue Bonds, Ser. A-2, 5.50%, 9/1/22	Aaa		44,853

17,710,000	PUERTO RICO (1.7%)	Baa1		1,358,711
	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Revenue Bonds, Capital Appreciation, Ser. A, AMBAC Insured, 0.00%, 7/1/43 (1)

	TENNESSEE (0%)
40,000	Housing Development Agency, AMT, Homeownership, Revenue Bonds, Remarketing, 5.00%, 7/1/17	Aa2		38,646

	TEXAS (10.1%)
500,000	Harris County Texas Flood Control District, General Obligation Unlimited, Refunding, Ser. C, 5.00%, 10/1/22	Aa1		497,250
1,000,000	Houston Texas, General Obligation Unlimited, Refunding, Public Improvement, Ser. A, 5.38%, 3/1/33	Aa3		961,280
200,000	Houston Texas Community College Systems Public Facility Corp., Lease Revenue Bonds, Northline Mall Campus Project, AMBAC Insured, 5.00%, 4/15/20	Aa3		202,488
	Laredo Texas Independent School District Public Facility Corp., Lease Revenue Bonds, AMBAC Insured:
500,000	Ser. A, 5.00%, 8/1/16	Baa1		518,155
120,000	Ser. A, 5.00%, 8/1/18	Baa1		121,097
500,000	Ser. B, 5.00%, 8/1/21	Baa1		473,815
500,000	Ser. C, 5.00%, 8/1/15	Baa1		518,155
1,345,000	Leander Texas Independent School District, Capital Appreciation, Refunding, General Obligation Unlimited, FGIC Insured, 0.00%, 8/15/29 (1)	AA	*	347,467
1,340,000	Texas State Public Finance Authority Revenue Bonds, Midwestern State University Financing System, FSA Insured, 5.25%, 12/1/34	Aa3		1,234,743
	Upper Trinity Regional Water District, Revenue Bonds, Refunding, AMBAC Insured:
2,235,000	5.25%, 8/1/21	A3		2,168,240
1,255,000	5.25%, 8/1/22	A3		1,204,060
				8,246,750

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)	Value

	VIRGINIA (0.6%)
$500,000	Tobacco Settlement Financing Corporation, Revenue Bonds, Asset-Backed, 5.25%, 6/1/19	Aaa	$523,250

	WISCONSIN (3.0%)
2,500,000	Wisconsin State Health and Educational Facilities Authority Revenue, Revenue Bonds, Aurora Medical Group, Inc. Project, FSA Insured, 5.75%, 11/15/25	Aaa	2,423,650

	TOTAL MUNICIPAL SECURITIES (95.0%) (Cost $83,020,650)		77,494,887

	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (5.0%)		4,046,902

	NET ASSETS (100.0%)		$81,541,789

	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING SHARE ($81,541,789 ÷ 9,166,031 shares outstanding)		$8.90

*	Rated by Moody's Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor's.
(1)	Zero coupon bond.

			Total Net
			Unrealized
Total Cost	Appreciation	Depreciation	Depreciation
$83,020,650	$326,977	$(5,852,740)	$(5,525,763)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective March 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$-	-
Level 2 - Other Significant Observable Inputs	77,494,887	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$77,494,887	-

*Other financial instruments include futures, forwards and swap contracts.

For the period ended 11/30/08, there were no Level 1 or 3 investments.

Item 2.  Controls and Procedures.
(a)
 The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date: January 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date: January 28, 2009